Background and Basis of Presentation - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended	3 Months Ended							12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended			1 Months Ended	3 Months Ended
	Oct. 04, 2013	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2013	Mar. 31, 2013 Wireless [Member]	Dec. 31, 2012 Wireless [Member]	Oct. 31, 2013 Carlyle [Member]	Mar. 31, 2014 Carlyle [Member]	Mar. 31, 2013 Carlyle [Member]	Mar. 31, 2013 Production Equipment and Intellectual Property [Member] Wireless [Member]	Oct. 31, 2013 Contract Termination [Member] Carlyle [Member]	Mar. 31, 2014 Sales [Member]	Mar. 31, 2013 Sales [Member]	Mar. 31, 2014 Sales [Member] Customer Concentration Risk [Member] Customer	Mar. 31, 2013 Sales [Member] Customer Concentration Risk [Member] Customer	Mar. 31, 2014 Sales [Member] Credit Concentration Risk [Member] Customer	Mar. 31, 2014 Sales [Member] Anixter International Inc. [Member]	Mar. 31, 2013 Sales [Member] Anixter International Inc. [Member]	Mar. 31, 2014 Sales [Member] Anixter International Inc. [Member] Credit Concentration Risk [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock split of common stock	3
Percentage of net sales to Anixter International Inc. and its affiliates																	39.80%	43.60%				11.00%	12.00%
Number of customers other than Anixter accounted for 10% or more of the company's total net sales																			0	0
Percentage of accounts receivable from Anixter																								12.00%
Number of customers other than Anixter accounted for 10% or more of the company's accounts receivable																					0
Annual management and oversight fee to Carlyle														$ 800,000
Owned by funds affiliated												76.10%	65.20%
Amount paid to terminate management agreement																20,200,000
Product warranty term		These product warranties extend over periods ranging from one to twenty-five years from the date of sale, depending upon the product subject to the warranty.							These product warranties extend over periods ranging from one to twenty-five years from the date of sale, depending upon the product subject to the warranty.
Commitments to purchase metals		20,800,000
Percentage of price of commitment above market prices		In the aggregate, these commitments were at prices approximately 8% above market prices as of March 31, 2014
Pretax impairment charges										3,600,000	5,900,000				2,000,000
Impairments identified during the year		0	3,727,000	7,320,000	28,848,000	5,634,000	2,636,000	38,271,000
Effective income tax rate		36.90%				40.90%
Statutory tax rate		35.00%
Pretax reduction in the estimated fair value of contingent consideration payable		$ 5,400,000
Amount of outstanding equity based awards not included in computation of diluted earnings per share		0.4				0.7